Loans Receivable, Net - Schedule of Results of Operations and Cash Flows of Trusts (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Loans And Leases Receivable Disclosure [Line Items]
Net profit	¥ 1,972,700	$ 302,328	¥ 2,372,850	¥ 2,469,074
Net decrease (increase) in cash, cash equivalents and restricted cash	105,656	16,192	717,024	1,010,017
Cash, cash equivalents and restricted cash at beginning of year	6,010,745	921,187	5,293,721	4,283,704
Cash, cash equivalents and restricted cash at end of year	6,116,401	$ 937,379	6,010,745	5,293,721
YN Trust I, YN Trust II, Fotic Trust I, Fotic Trust II and Fotic Trust III [Member]
Loans And Leases Receivable Disclosure [Line Items]
Net revenue	(287,955)		(243,795)	(164,082)
Net profit
Net cash used in operating activities	(56,986)		(78,339)	(18,008)
Net cash provided by (used in) investing activities	3,190,126		(1,290,842)	(1,624,784)
Net cash used in (provided by) financing activities	(3,450,501)		1,865,160	1,901,684
Net decrease (increase) in cash, cash equivalents and restricted cash	(317,361)		495,979	258,892
Cash, cash equivalents and restricted cash at beginning of year	799,646		303,667	44,775
Cash, cash equivalents and restricted cash at end of year	¥ 482,285		¥ 799,646	¥ 303,667